UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-02363

Cornerstone Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jesse Halle, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Cornerstone Total
Return Fund, Inc.

June 30, 2025

CONTENTS

Letter to Stockholders	1
Portfolio Summary	3
Schedule of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Results of Annual Meeting of Stockholders	20
Investment Management Agreement Approval Disclosure	21
Description of Dividend Reinvestment Plan	23
Proxy Voting and Portfolio Holdings Information	25
Summary of General Information	25
Stockholder Information	25

Letter to Stockholders

July 24, 2025

Dear Fellow Stockholders:

The following is the semi-annual report for Cornerstone Total Return Fund, Inc. (the “Fund”) for the six-month period ended June 30, 2025. At the end of the period, the Fund’s net assets were $1,007.2 million and the Net Asset Value per share (“NAV”) was $6.54. The share price closed at $7.75. After reflecting the reinvestment of monthly distributions totaling $0.70 per share, the Fund had a total investment return at market value of -0.49% for the period ended June 30, 2025.

Economic and Market Summary

The U.S. economy continued to show resilience in the first half of 2025, supported by steady job creation, a healthy labor market, and improving consumer confidence despite persistent trade frictions and policy uncertainty. Unemployment remained stable within a 4.1% to 4.2% range. Consumer sentiment strengthened in the second quarter, driven by positive views on personal finances, an improved outlook for business conditions, and signs of easing price pressures. Inflation patterns shifted modestly over the period, with headline inflation easing briefly before ticking higher again. In response, the Federal Reserve maintained its target range at 4.25%–4.50%, remaining cautious given tariff-related risks and mixed labor market signals, though it continues to project two rate cuts by year-end. Growth expectations for both the U.S. and global economies were revised lower, reflecting concerns over persistent geopolitical risks, elevated trade tensions, and the dampening effect of policy uncertainty on investment and sentiment. Equity markets experienced significant volatility early in the year, stemming from mixed corporate earnings, slower growth expectations, and broader macroeconomic uncertainty. However, the second quarter saw a sharp turnaround, fueled by stronger-than-expected earnings from mega-cap technology companies. International equities outperformed U.S. equities throughout the first half of the year, supported by a weaker dollar, capital flows into overseas markets, and signs of easing trade tensions in certain regions. Sector performance within U.S. markets was uneven, with industrials leading gains on the back of solid demand and investment momentum, while consumer discretionary stocks underperformed amid shifting spending patterns and cautious outlooks from retailers. The “Magnificent 7” mega-cap growth stocks continued to account for a significant share of index performance, though their pace of gains moderated compared with the previous year. Overall, despite a challenging policy environment and fluctuating investor sentiment, markets demonstrated an ability to recover from early-year setbacks and adapt to evolving economic conditions.

Managed Distribution Policy

The Fund has maintained its policy of regular distributions to stockholders, which continues to be popular with investors. These distributions are not tied to the Fund’s investment income and capital gains and do not represent yield or investment return on the Fund’s portfolio. The policy of maintaining regular monthly distributions is designed to enhance stockholder value by increasing liquidity for individual investors and providing greater flexibility to manage their investment in the Fund. As always, stockholders have the option of taking their distributions in cash or reinvesting them in shares of the Fund pursuant to the Fund’s reinvestment plan. The Board of Directors believes that the Fund’s distribution policy maintains a stable, high rate of distribution for stockholders. As always, the monthly distributions are reviewed and approved by the Board throughout the year and are subject to change at their discretion. In addition, please note the Fund’s reinvestment plan which may provide additional benefit to participating stockholders, as explained further below. Please read the disclosure notes in the Fund’s annual report for details on the Fund’s distribution policy and reinvestment plan. As in previous years, stockholders will receive a final determination of the total

1

Letter to Stockholders (concluded)

distribution attributable to income, capital gains, or return-of-capital after the end of each year. The allocation among these categories may vary greatly from year to year. In any given year, there is no guarantee that the Fund’s investment returns will exceed the amount of the distributions. To the extent that the amount of distributions taken in cash exceeds the total net investment returns of the Fund, the assets of the Fund will decline. If the total net investment returns exceed the amount of cash distributions, the assets of the Fund will increase. In both cases, the Fund’s individual stockholders have complete flexibility to take their distributions in cash or to reinvest in Fund shares through the Fund’s reinvestment plan, and they can change this election as they desire.

Distribution Reinvestment Considerations

The Fund’s distribution reinvestment plan may at times provide significant benefits to plan participants; therefore, stockholders should evaluate the advantages of reinvesting their distribution payments through the plan. Under the plan, the method for determining the number of newly issued shares received when distributions are reinvested is determined by dividing the amount of the distribution either by the Fund’s last reported NAV or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the distribution, whichever is lower. When the Fund trades at a premium to its NAV, as it has in recent history, stockholders may find that reinvestments through the plan provide potential advantages worth considering.

Outlook

The first half of 2025 highlighted an economy balancing steady labor market conditions and improved consumer sentiment against a backdrop of trade and policy uncertainty. Market volatility is likely to persist through the remainder of the year, as investors remain focused on inflation trends and global geopolitical developments. U.S. equity market gains are expected to be modest for the second half of 2025, as investors await potential rate cuts by the Federal Reserve as well as the effects from tariff policies. From an investment standpoint, we continue to emphasize discipline and flexibility. We remain focused on identifying opportunities that align with our long-term views and are prepared to act decisively when market dislocations present attractive entry points.

The Fund’s Board of Directors, its officers, and its investment adviser appreciate your ongoing support. We are all aware that investors have placed their trust in us. We know you have a choice, and we all remain committed to continuing to provide our service to you.

Joshua G. Bradshaw Portfolio Manager	Daniel W. Bradshaw Portfolio Manager

2

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of June 30, 2025 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	23.1
Financials	14.3
Health Care	11.5
Consumer Discretionary	10.5
Communication Services	9.3
Industrials	8.9
Closed-End Funds	6.1
Consumer Staples	5.3
Energy	3.9
Exchange-Traded Funds	3.8
Utilities	1.3
Materials	0.9
Real Estate	0.6
Other	0.5

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	NVIDIA Corporation	Information Technology	5.6
2.	Apple Inc.	Information Technology	5.5
3.	Microsoft Corporation	Information Technology	4.9
4.	Amazon.com, Inc.	Consumer Discretionary	3.9
5.	Alphabet Inc. - Class C	Communication Services	3.7
6.	Meta Platforms, Inc. - Class A	Communication Services	2.5
7.	Technology Select Sector SPDR® Fund (The)	Exchange-Traded Funds	2.1
8.	Eli Lilly and Company	Health Care	1.8
9.	Broadcom Inc.	Information Technology	1.7
10.	JPMorgan Chase & Co.	Financials	1.7

3

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2025 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.58%
CLOSED-END FUNDS — 6.10%
CONVERTIBLE SECURITY FUNDS — 0.13%
Gabelli Convertible & Income Securities Fund Inc. (The)	5,725	$21,927
Virtus Convertible & Income Fund	26,667	378,671
Virtus Equity & Convertible Income Fund	38,312	915,657
		1,316,255
DIVERSIFIED EQUITY — 0.67%
BlackRock Enhanced Large Cap Core Fund, Inc.	39,119	835,191
Eaton Vance Tax-Advantaged Dividend Income Fund	43,908	1,058,182
General American Investors Company, Inc.	22,811	1,278,329
John Hancock Tax-Advantaged Dividend Income Fund	6,589	154,117
Liberty All-Star® Equity Fund	126,578	861,996
Liberty All-Star® Growth Fund, Inc.	214,549	1,173,583
Royce Small-Cap Trust, Inc.	44,000	662,200
Source Capital	6,119	265,338
Tri-Continental Corporation	13,078	414,049
		6,702,985
ENERGY MLP FUNDS — 0.22%
Kayne Anderson Energy Infrastructure Fund, Inc.	115,987	1,475,355
Neuberger Berman Energy Infrastructure and Income Fund Inc.	50,837	457,533
NXG Cushing® Midstream Energy Fund	7,754	328,382
		2,261,270
GLOBAL — 1.33%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	537,711	11,259,668
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	52,111	1,416,898
Gabelli Global Small and Mid Cap Value Trust (The)	1,928	25,681
GDL Fund (The)	48,910	408,081
Royce Global Value Trust, Inc.	26,900	323,607
		13,433,935
INCOME & PREFERRED STOCK — 1.03%
Calamos Strategic Total Return Fund	479,810	8,751,734
John Hancock Premium Dividend Fund	82,799	1,090,463
LMP Capital and Income Fund Inc.	35,328	551,117
		10,393,314
OPTION ARBITRAGE/OPTIONS STRATEGIES — 1.13%
Columbia Seligman Premium Technology Growth Fund, Inc.	23,976	729,110
Eaton Vance Risk-Managed Diversified Equity Income Fund	294,264	2,660,146
Eaton Vance Tax-Managed Buy-Write Income Fund	7,761	112,069
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	39,893	553,316
First Trust Enhanced Equity Income Fund	29,131	596,603

See accompanying notes to financial statements.

4

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2025 (unaudited) (continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES (Continued)
Nuveen Core Equity Alpha Fund	18,676	$289,478
Nuveen Dow 30SM Dynamic Overwrite Fund	134,505	1,928,802
Nuveen NASDAQ 100 Dynamic Overwrite Fund	126,191	3,340,276
Nuveen S&P 500 Buy-Write Income Fund	87,486	1,214,306
		11,424,106
REAL ESTATE — 0.24%
Cohen & Steers Quality Income Realty Fund, Inc.	137,613	1,713,282
Cohen & Steers Real Estate Opportunities and Income Fund	6,532	99,156
Cohen & Steers Total Return Realty Fund, Inc.	3,874	46,720
Neuberger Berman Real Estate Securities Income Fund Inc.	149,300	480,746
Nuveen Real Estate Income Fund	9,100	70,798
		2,410,702
SECTOR EQUITY — 0.42%
abrdn World Healthcare Fund	117,749	1,208,105
BlackRock Science and Technology Trust	28,142	1,074,180
GAMCO Global Gold, Natural Resources & Income Trust	247,518	1,086,604
John Hancock Financial Opportunities Fund	23,936	847,813
		4,216,702
UTILITY — 0.93%
abrdn Global Infrastructure Income Fund	13,608	277,331
Duff & Phelps Utility and Infrastructure Fund Inc.	502	6,230
Gabelli Global Utility & Income Trust (The)	1,200	20,768
Reaves Utility Income Fund	250,007	9,045,253
		9,349,582

TOTAL CLOSED-END FUNDS		61,508,851

COMMON STOCKS — 89.68%
COMMUNICATION SERVICES — 9.31%
Alphabet Inc. - Class C	207,500	36,808,425
AT&T Inc.	27,800	804,532
Comcast Corporation - Class A	93,700	3,344,153
Meta Platforms, Inc. - Class A	33,700	24,873,633
Netflix, Inc. *	9,100	12,186,083
T-Mobile US, Inc.	11,200	2,668,512
Verizon Communications Inc.	133,600	5,780,872
Walt Disney Company (The)	58,500	7,254,585
		93,720,795
CONSUMER DISCRETIONARY — 10.53%
Amazon.com, Inc. *	177,300	38,897,847
AutoZone, Inc. *	120	445,468
Booking Holdings Inc.	1,500	8,683,860
Chipotle Mexican Grill, Inc. *	31,600	1,774,340
D.R. Horton, Inc.	4,500	580,140
eBay Inc.	7,800	580,788
Ford Motor Company	69,500	754,075
General Motors Company	27,400	1,348,354

See accompanying notes to financial statements.

5

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2025 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (Continued)
Hilton Worldwide Holdings Inc.	4,900	$1,305,066
Home Depot, Inc. (The)	33,500	12,282,440
Lowe’s Companies, Inc.	25,700	5,702,059
Marriott International, Inc. - Class A	4,600	1,256,766
McDonald’s Corporation	19,000	5,551,230
NIKE, Inc. - Class B	20,700	1,470,528
O’Reilly Automotive, Inc. *	28,500	2,568,705
Ross Stores, Inc.	5,100	650,658
Starbucks Corporation	18,200	1,667,666
Tesla, Inc. *	49,300	15,660,638
TJX Companies, Inc. (The)	39,300	4,853,157
		106,033,785
CONSUMER STAPLES — 5.25%
Altria Group, Inc.	500	29,315
Archer-Daniels-Midland Company	10,500	554,190
Coca-Cola Company (The)	111,200	7,867,400
Colgate-Palmolive Company	2,000	181,800
Constellation Brands, Inc. - Class A	2,800	455,504
Costco Wholesale Corporation	8,200	8,117,508
Dollar General Corporation	3,100	354,578
General Mills, Inc.	4,900	253,869
Hershey Company (The)	2,900	481,255
Keurig Dr Pepper Inc.	17,300	571,938
Kimberly-Clark Corporation	6,200	799,304
Kraft Heinz Company (The)	13,600	351,152
Mondelēz International, Inc. - Class A	23,200	1,564,608
Monster Beverage Corporation *	45,900	2,875,176
PepsiCo, Inc.	27,100	3,578,284
Philip Morris International Inc.	27,800	5,063,214
Procter & Gamble Company (The)	67,200	10,706,304
Target Corporation	13,000	1,282,450
Walmart Inc.	79,300	7,753,954
		52,841,803
ENERGY — 3.91%
Chevron Corporation	45,700	6,543,783
ConocoPhillips	26,800	2,405,032
Devon Energy Corporation	10,900	346,729
EOG Resources, Inc.	7,500	897,075
Exxon Mobil Corporation	100,264	10,808,459
Hess Corporation	5,800	803,532
Kinder Morgan, Inc. - Class P	445,684	13,103,110
Marathon Petroleum Corporation	3,700	614,607
Occidental Petroleum Corporation	8,000	336,080
Phillips 66	7,200	858,960
Schlumberger Limited	19,200	648,960
Valero Energy Corporation	7,500	1,008,150
Williams Companies, Inc. (The)	16,600	1,042,646
		39,417,123
FINANCIALS — 14.33%
Aflac Incorporated	8,600	906,956
American Express Company	11,900	3,795,862
American International Group, Inc.	12,400	1,061,316
Aon plc - Class A	8,100	2,889,756
Arthur J. Gallagher & Co.	3,000	960,360
Bank of America Corporation	241,900	11,446,708

See accompanying notes to financial statements.

6

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2025 (unaudited) (continued)

Description	No. of Shares	Value
FINANCIALS (Continued)
Bank of New York Mellon Corporation (The)	13,600	$1,239,096
Berkshire Hathaway Inc. - Class B *	28,800	13,990,176
BlackRock, Inc.	8,400	8,813,700
Capital One Financial Corporation	6,200	1,319,112
Charles Schwab Corporation (The)	31,300	2,855,812
Chubb Limited	13,000	3,766,360
Citigroup Inc.	60,300	5,132,736
CME Group Inc.	5,800	1,598,596
Fiserv, Inc. *	9,400	1,620,654
Goldman Sachs Group, Inc. (The)	8,200	5,803,550
Intercontinental Exchange, Inc.	19,800	3,632,706
JPMorgan Chase & Co.	59,300	17,191,663
Marsh & McLennan Companies, Inc.	18,600	4,066,704
Mastercard Incorporated - Class A	15,700	8,822,458
MetLife, Inc.	11,100	892,662
Moody’s Corporation	13,700	6,871,783
Morgan Stanley	28,600	4,028,596
MSCI Inc.	1,100	634,414
PayPal Holdings, Inc. *	34,100	2,534,312
PNC Financial Services Group, Inc. (The)	6,100	1,137,162
Progressive Corporation (The)	8,400	2,241,624
S&P Global Inc.	9,100	4,798,339
Travelers Companies, Inc. (The)	6,200	1,658,748
Truist Financial Corporation	20,600	885,594
U.S. Bancorp	31,800	1,438,950
Visa, Inc. - Class A	30,900	10,971,045
Wells Fargo & Company	65,800	5,271,896
		144,279,406
HEALTH CARE — 11.50%
Abbott Laboratories	29,800	4,053,098
AbbVie Inc.	45,500	8,445,710
Amgen Inc.	13,900	3,881,019
Becton, Dickinson and Company	5,200	895,700
Boston Scientific Corporation *	30,536	3,279,872
Bristol-Myers Squibb Company	71,900	3,328,251
Centene Corporation *	10,200	553,656
Cigna Group (The)	8,100	2,677,698
CVS Health Corporation	16,500	1,138,170
Danaher Corporation	45,600	9,007,824
DexCom, Inc. *	12,900	1,126,041
Edwards Lifesciences Corporation *	7,300	570,933
Elevance Health, Inc.	9,900	3,850,704
Eli Lilly and Company	22,800	17,773,283
Gilead Sciences, Inc.	36,800	4,080,016
HCA Healthcare, Inc.	3,800	1,455,780
IDEXX Laboratories, Inc. *	700	375,438
Intuitive Surgical, Inc. *	8,200	4,455,962
Johnson & Johnson	18,102	2,765,081
McKesson Corporation	4,500	3,297,510
Medtronic plc	41,700	3,634,989
Merck & Co., Inc.	60,500	4,789,180
Moderna, Inc. *	1,800	49,662
Pfizer Inc.	200,200	4,852,848
Regeneron Pharmaceuticals, Inc. *	3,600	1,890,000
Stryker Corporation	9,700	3,837,611
Thermo Fisher Scientific Inc.	13,800	5,595,348

See accompanying notes to financial statements.

7

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2025 (unaudited) (continued)

Description	No. of Shares	Value
HEALTH CARE (Continued)
UnitedHealth Group Incorporated	26,503	$8,268,141
Vertex Pharmaceuticals Incorporated *	11,200	4,986,240
Zoetis Inc.	6,000	935,700
		115,851,465
INDUSTRIALS — 8.93%
3M Company	10,000	1,522,400
Automatic Data Processing, Inc.	9,900	3,053,160
Boeing Company (The) *	12,400	2,598,172
Carrier Global Corporation	14,400	1,053,936
Caterpillar Inc.	17,300	6,716,033
Cintas Corporation	8,400	1,872,108
CSX Corporation	87,600	2,858,388
Cummins Inc.	2,900	949,750
Deere & Company	11,800	6,000,182
Eaton Corporation plc	15,500	5,533,345
Emerson Electric Co.	29,500	3,933,235
FedEx Corporation	5,800	1,318,398
GE Vernova Inc.	7,175	3,796,651
General Dynamics Corporation	10,500	3,062,430
General Electric Company	20,300	5,225,017
Honeywell International Inc.	20,300	4,727,465
Illinois Tool Works Inc.	14,300	3,535,675
Johnson Controls International plc	14,100	1,489,242
Lockheed Martin Corporation	4,100	1,898,874
Norfolk Southern Corporation	8,500	2,175,745
Northrop Grumman Corporation	2,500	1,249,950
Old Dominion Freight Line, Inc.	3,300	535,590
PACCAR Inc.	8,200	779,492
Parker-Hannifin Corporation	2,100	1,466,787
Paychex, Inc.	5,900	858,214
Republic Services, Inc.	3,600	887,796
RTX Corporation	27,800	4,059,356
Trane Technologies plc - Class A	3,900	1,705,899
TransDigm Group Incorporated	1,100	1,672,704
Uber Technologies, Inc. *	40,200	3,750,660
Union Pacific Corporation	19,100	4,394,528
United Parcel Service, Inc. - Class B	19,800	1,998,612
Veralto Corporation	5,233	528,271
Waste Management, Inc.	12,100	2,768,722
		89,976,787
INFORMATION TECHNOLOGY — 23.11%
Accenture plc - Class A	14,700	4,393,683
Adobe Inc. *	4,900	1,895,712
Advanced Micro Devices, Inc. *	32,300	4,583,370
Amphenol Corporation - Class A	17,200	1,698,500
Analog Devices, Inc.	16,400	3,903,528
Apple Inc.	269,500	55,293,315
Applied Materials, Inc.	36,700	6,718,669
Arista Networks, Inc. *	16,000	1,636,960
Broadcom Inc.	62,900	17,338,385
Cisco Systems, Inc.	28,100	1,949,578
Intel Corporation	33,900	759,360
International Business Machines Corporation	14,300	4,215,354
Intuit Inc.	2,000	1,575,260
Lam Research Corporation	20,000	1,946,800
Micron Technology, Inc.	13,000	1,602,250
Microsoft Corporation	98,300	48,895,403
NVIDIA Corporation	354,400	55,991,655

See accompanying notes to financial statements.

8

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2025 (unaudited) (continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Oracle Corporation	36,500	$7,979,995
QUALCOMM Incorporated	6,600	1,051,116
Salesforce, Inc.	18,600	5,072,034
ServiceNow, Inc. *	1,400	1,439,312
Synopsys, Inc. *	2,000	1,025,360
Texas Instruments Incorporated	8,700	1,806,294
		232,771,893
MATERIALS — 0.90%
Air Products and Chemicals, Inc.	1,900	535,914
Albemarle Corporation	400	25,068
Corteva, Inc.	1,600	119,248
Ecolab Inc.	1,200	323,328
Freeport-McMoRan Inc.	2,300	99,705
Linde plc	9,900	4,644,882
Nucor Corporation	1,700	220,218
Sherwin-Williams Company (The)	8,900	3,055,904
		9,024,267
REAL ESTATE — 0.63%
American Tower Corporation - Class A	1,300	287,326
CBRE Group, Inc. - Class A *	4,000	560,480
Crown Castle, Inc.	1,000	102,730
Equinix, Inc.	1,400	1,113,658
Extra Space Storage Inc.	500	73,720
Prologis, Inc.	13,100	1,377,072
Public Storage	7,600	2,229,992
Realty Income Corporation	8,900	512,729
SBA Communications Corporation - Class A	400	93,936
		6,351,643
UTILITIES — 1.28%
American Electric Power Company, Inc.	2,500	259,400
American Water Works Company, Inc.	3,000	417,330
Consolidated Edison, Inc.	3,100	311,085
Constellation Energy Corporation	7,633	2,463,627
Dominion Energy, Inc.	1,700	96,084
Duke Energy Corporation	700	82,600
Edison International	6,800	350,880
Exelon Corporation	20,400	885,768
NextEra Energy, Inc.	82,900	5,754,918
PG&E Corporation	22,300	310,862
Public Service Enterprise Group Incorporated	9,000	757,620
Sempra	7,700	583,429
Xcel Energy Inc.	9,900	674,190
		12,947,793

TOTAL COMMON STOCKS		903,216,760

EXCHANGE-TRADED FUNDS — 3.80%
Energy Select Sector SPDR® Fund (The)	9,300	788,733
Health Care Select Sector SPDR® Fund (The)	3,400	458,286
Industrial Select Sector SPDR® Fund (The)	52,000	7,671,040
Real Estate Select Sector SPDR® Fund (The)	173,000	7,165,660
Technology Select Sector SPDR® Fund (The)	83,100	21,043,413
Vanguard Information Technology Index Fund ETF	1,700	1,127,576
TOTAL EXCHANGE-TRADED FUNDS		38,254,708

TOTAL EQUITY SECURITIES (cost - $742,544,884)		1,002,980,319

See accompanying notes to financial statements.

9

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2025 (unaudited) (concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT — 0.46%
MONEY MARKET FUND — 0.46%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.23% ^ (cost - $4,638,661)	4,638,661	$4,638,661

TOTAL INVESTMENTS — 100.04% (cost - $747,183,545)		1,007,618,980

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.04%)		(432,753)

NET ASSETS — 100.00%		$1,007,186,227

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2025.

ETF	Exchange-Traded Fund

plc	Public Limited Company

See accompanying notes to financial statements.

10

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – June 30, 2025 (unaudited)

ASSETS
Investments, at value (cost – $747,183,545) (Notes B and C)	$1,007,618,980
Receivables:
Dividends	591,365
Prepaid expenses	31,676
Total Assets	1,008,242,021

LIABILITIES
Payables:
Investment management fees (Note D)	804,155
Administration and fund accounting fees (Note D)	71,764
Directors’ fees and expenses	70,239
Other accrued expenses	109,636
Total Liabilities	1,055,794

NET ASSETS (applicable to 153,924,404 shares of common stock)	1,007,186,227

NET ASSET VALUE PER SHARE ($1,007,186,227 ÷ 153,924,404)	$6.54

NET ASSETS CONSISTS OF
Common stock, $0.01 par value; 153,924,404 shares issued and outstanding (1,000,000,000 shares authorized)	$1,539,244
Paid-in capital	746,105,072
Accumulated earnings	259,541,911
Net assets applicable to shares outstanding	$1,007,186,227

See accompanying notes to financial statements.

11

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME
Income:
Dividends (Net foreign withholding taxes on dividends)	$7,196,922

Expenses:
Investment management fees (Note D)	3,921,545
Administration and fund accounting fees (Note D)	203,012
Directors’ fees and expenses	150,702
Printing	52,564
Legal and audit fees	45,080
Custodian fees	44,674
Transfer agent fees	21,852
Insurance	13,043
Stock exchange listing fees	7,877
Miscellaneous	17,394
Total Expenses	4,477,743

Net Investment Income	2,719,179

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	14,409,672
Long-term capital gain distributions from regulated investment companies	17,203
Net change in unrealized appreciation/(depreciation) in value of investments	39,270,273
Net realized and unrealized gain on investments	53,697,148

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,416,327

See accompanying notes to financial statements.

12

Cornerstone Total Return Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,719,179	$2,825,862
Net realized gain from investments	14,426,875	58,676,100
Net change in unrealized appreciation/ (depreciation) in value of investments	39,270,273	100,911,126

Net increase in net assets resulting from operations	56,416,327	162,413,088

Distributions to stockholders (Note B):
From earnings	(17,264,244)	(60,685,917)
Return-of-capital	(69,347,872)	(79,639,701)
Total distributions to stockholders	(86,612,116)	(140,325,618)

Common stock transactions:
Proceeds from rights offering of 32,919,670 and 0 shares of newly issued common stock, respectively	229,450,100	—

Offering expenses associated with rights offering	(365,580)	—

Proceeds from 4,639,791 and 6,541,843 shares newly issued in reinvestment of dividends and distributions, respectively	29,452,284	44,006,575

Net increase in net assets from common stock transactions	258,536,804	44,006,575

Total increase in net assets	228,341,015	66,094,045

NET ASSETS
Beginning of period	778,845,212	712,751,167
End of period	1,007,186,227	778,845,212

See accompanying notes to financial statements.

13

Cornerstone Total Return Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2025		For the Years Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$6.69		$6.49	$6.24	$9.88	$9.56	$10.46
Net investment income #	0.02		0.03	0.03	0.02	0.01	0.04
Net realized and unrealized gain/(loss) on investments	0.33		1.42	1.64	(2.00)	1.82	1.21
Net increase/(decrease) in net assets resulting from operations	0.35		1.45	1.67	(1.98)	1.83	1.25

Dividends and distributions to stockholders:
Net investment income	(0.02)		(0.03)	(0.03)	(0.03)	(0.01)	(0.04)
Net realized capital gains	(0.12)		(0.51)	(0.51)	(0.22)	(1.12)	(0.58)
Return-of-capital	(0.57)		(0.71)	(0.88)	(1.83)	(0.71)	(1.54)
Total dividends and distributions to stockholders	(0.71)		(1.25)	(1.42)	(2.08)	(1.84)	(2.16)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	0.21		—	—	0.42	0.33	—
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00 +	0.00 +	0.00 +
Common stock repurchases	—		—	—	—	—	0.01
Total common stock transactions	0.21		0.00 +	0.00 +	0.42	0.33	0.01

Net asset value, end of period	$6.54		$6.69	$6.49	$6.24	$9.88	$9.56
Market value, end of period	$7.75		$8.69	$7.06	$7.10	$13.75	$11.40
Total investment return (a)	(0.49	)%(b)	47.90%	23.63%	(32.11)%	45.50%	30.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$1,007,186		$778,845	$712,751	$638,911	$625,215	$391,374
Ratio of net expenses to average net assets (c)	1.14	%(d)	1.14%	1.15%	1.15%	1.15%	1.19%
Ratio of net investment income to average net assets (e)	0.69	%(d)	0.37%	0.43%	0.31%	0.17%	0.43%
Portfolio turnover rate	14	%(b)	37%	59%	49%	77%	104%

#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investment companies in which the Fund invests.
(d)	Annualized.
(e)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

14

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed- end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 820”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Cornerstone Advisors, LLC (the “Investment Manager” or “ Cornerstone”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Investment Manager, as the Fund’s Valuation Designee, shall determine in good faith to reflect its fair market

15

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by the Investment Manager, as the Fund’s Valuation Designee, to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Investment Manger, as the Fund’s Valuation Designee, deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Investment Manager, as the Fund’s Valuation Designee, believes reflect most closely the value of such securities. At June 30, 2025, the Fund held no securities valued in good faith by the Investment Manager, as the Fund’s Valuation Designee.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the period ended June 30, 2025, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

The Fund holds certain investments which pay distributions to their stockholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are treated as a reduction of the cost of investments or as a realized gain, respectively.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2025, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2022 through 2024, and for the six months ended June 30, 2025. There was no material impact to the financial statements.

16

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains, or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the August 2, 2024 meeting of the Board of Directors, the Board approved updated Valuation and Fair Pricing Policies and Procedures. The Board designated the Investment Manager as the Valuation Designee (the “Valuation Designee”), pursuant to Rule 2a-5 under the 1940 Act, and in turn the Investment Manager established a pricing/ valuation committee to assume the day-to-day fair value responsibilities of the Fund, as necessary. Securities or other assets that are not publicly traded or for which a market price is not otherwise readily

17

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (continued)

available will be valued at a price that reflects such security’s fair value, as determined by the Valuation Designee. In making such fair value determinations, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the Fund’s investments and the inputs used as of June 30, 2025, in valuing the investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$1,002,980,319	$—
Short-Term Investment	4,638,661	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,007,618,980	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2025.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2025, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net

18

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

assets. For the six months ended June 30, 2025, Cornerstone earned $3,921,545 for investment management services.

Fund Accounting and Administration Agreement

Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to stockholders, reports to and filings with the Securities and Exchange Commission (“SEC”) and materials for meetings of the Board.

Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2025, Ultimus earned $203,012 as fund accounting agent and administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2025, purchases and sales of securities, other than short-term investments, were $287,009,000 and $110,441,130, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 1,000,000,000 shares of common stock authorized and 153,924,404 shares issued and outstanding at June 30, 2025. Transactions in common stock for the six months ended June 30, 2025, were as follows:

Shares at beginning of period	116,364,943
Shares newly issued from rights offering	32,919,670
Shares issued in reinvestment of dividends and distributions	4,639,791
Shares at end of period	153,924,404

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the periods ended June 30, 2025 and December 31, 2024 was as follows:

	June 30, 2025	December 31, 2024
Ordinary Income	$2,719,179	$22,848,428
Long-Term Capital Gains	14,545,065	37,837,489
Return-of-Capital	69,347,872	79,639,701
Total Distributions	$86,612,116	$140,325,618

At December 31, 2024, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$220,389,830
Total accumulated earnings	$220,389,830

The following information is computed on a tax basis for each item as of June 30, 2025:

Cost of portfolio investments	$748,077,068
Gross unrealized appreciation	$280,680,271
Gross unrealized depreciation	(21,138,359)
Net unrealized appreciation	$259,541,912

19

Results of Annual Meeting of Stockholders (unaudited)

On April 8, 2025, the Annual Meeting of Stockholders of the Fund was held and the following matter was voted upon based on 117,003,571 shares of common stock outstanding on the record date of February 14, 2025:

(1) To approve the election of nine directors to hold office until the year 2026 Annual Meeting of Stockholders.

Name of Directors	For	Withheld
Daniel W. Bradshaw	68,081,023	3,693,225
Joshua G. Bradshaw	68,159,366	3,614,882
Ralph W. Bradshaw	68,355,060	3,419,188
Robert E. Dean	68,610,944	3,163,304
Peter K. Greer	68,323,083	3,451,165
Marcia E. Malzahn	68,148,195	3,626,053
Frank J. Maresca	68,227,656	3,546,592
Matthew W. Morris	68,691,334	3,082,914
Scott B. Rogers	68,241,429	3,532,819
Andrew A. Strauss	68,534,469	3,239,779

20

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors (the “Board”) of Cornerstone Total Return Fund, Inc. (the “Fund”), including those members of the Board who are not “interested persons,” as such term is defined by the 1940 Act (the “Independent Directors”), considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, LLC (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in-person meeting of the Board held on February 7, 2025.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15(c) of the 1940 Act the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 7, 2025. The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry and with respect to the use of managed distribution plans. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution program. The Board discussed the Investment Manager’s robust compliance program as well as the Investment Manager’s role in monitoring the performance of the Fund’s service providers. Additionally, the Board discussed the Investment Manager’s succession planning, staffing and disaster recovery planning.

The Board also reviewed and discussed a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year and since inception periods ending December 31, 2024 with the performance of comparable closed-end funds for the same periods and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Independent Directors met in executive session to discuss the information provided and was advised by independent legal counsel with respect to their deliberations and their duties when considering the Agreement’s continuance. Based on their review of the information requested and provided, the Independent Directors

21

Investment Management Agreement Approval Disclosure (unaudited)
(concluded)

concluded that: (i) the Investment Manager should continue to provide a high-caliber quality of service to the Fund for the benefit of its stockholders; (ii) the Fund’s performance was satisfactory; (iii) the Fund’s management fee charged by the Investment Manager under the Agreement was not unreasonable; and (iv) the Investment Manager’s estimated profitability with respect to the Fund was not excessive. The Independent Directors concluded that the Fund’s fee structure was not unreasonable and that the renewal of the Agreement with respect to the Fund was in the best interests of its stockholders. In considering the Agreement’s renewal, the Independent Directors considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). The Independent Directors did not identify any one factor as determinative, and each Independent Director may have weighed each factor differently. The Independent Directors’ noted that their conclusions may be based in part on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of the Independent Directors) approved the continuance of the Agreement with respect to the Fund.

22

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by Equiniti Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at 28 Liberty Street, 53rd Floor, New York, NY 10005. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the Distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or Distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or Distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or Distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of

23

Description of Dividend Reinvestment Plan (unaudited) (concluded)

federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.equiniti.com or through the Agent’s toll-free number, (866) 668-6558. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to Equiniti Trust Company LLC, 28 Liberty Street, 53rd Floor, New York, NY 10005. There is a commission of $0.05 per share.

All correspondence concerning the Plan should be directed to Equiniti Trust Company, LLC, 28 Liberty Street, 53rd Floor, New York, NY 10005. Certain transactions can be performed online at www.equiniti.com or by calling the toll-free number (866) 668-6558.

24

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the SEC, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at www.sec.gov or on the Fund’s website at www.cornerstonetotalreturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, LLC.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonetotalreturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

25

Cornerstone Total Return Fund, Inc.

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 1 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This Registrant does not engage in securities lending activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	August 26, 2025

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer and Principal Financial Officer

Date	August 26, 2025

*	Print the name and title of each signing officer under his or her signature.